RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding investment in direct financing lease balances. (Refer to Note 17: Investments in Sales-Type Leases, Direct Financing Leases and Leaseback Assets).

(in thousands of $)	2023	2022
Amounts due from:
Frontline	2,907	3,854
Golden Ocean	—	374
Seatankers	411	—
Sloane Square Capital	201	183
NorAm Drilling	24	—
River Box	11	10
Other related parties	2	1
Allowance for expected credit losses*	(24)	(30)
Total amount due from related parties	3,532	4,392
Loans to related parties - associated companies, long-term
River Box	45,000	45,000
Total loans to related parties - associated companies, long-term	45,000	45,000
Amounts due to:
Frontline Shipping	2,813	1,788
Frontline	—	2
Golden Ocean	57	141
Other related parties	20	5
Total amount due to related parties	2,890	1,936

*See Note 3: Recently Issued Accounting Standards and Note 27: Allowance for Expected Credit Losses.

Summary of leasing revenues and repayments earned from related parties
A summary of leasing revenues and repayments from Frontline Shipping, Golden Ocean and Seadrill is as follows:

(in millions of $)	2023	2022	2021
Golden Ocean:
Operating lease income	54.6	52.3	50.5
Profit share	—	3.0	9.8
Frontline Shipping:
Direct financing lease interest income	—	0.4	1.5
Direct financing lease service revenue	—	1.7	6.6
Direct financing lease repayments	—	1.8	6.3
Profit share	—	—	0.3
Seadrill:
Direct financing lease interest income	—	—	3.7
Direct financing lease repayments	—	—	2.7
Operating lease income	—	17.8	28.9

Schedule of related party transactions

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Frontline:
Vessel Management Fees	2,296	3,679	7,794
Newbuilding Supervision Fees	1,514	1,030	132
Commissions and Brokerage	403	498	260
Administration Services Fees	11	7	159
Golden Ocean:
Vessel Management Fees	20,440	20,440	20,440
Operating Management Fees	—	22	389
Administration Services Fees	—	—	56
Seatankers:
Administration Services Fees*	304	428	226
Front Ocean:
Administration Services Fees	597	483	23
Office Facilities and other shared costs:
Seatankers Management Norway AS	(10)	106	112
Front Ocean Management AS	310	—	—
Frontline Management AS	—	341	252
Frontline Corporate Services Ltd.	163	93	187
Frontline Shipping Singapore Pte Ltd.	—	—	19
Frontline Management (Bermuda) Limited	14	—	—
Golden Ocean Shipping Co Pte. Ltd.	79	80	—
NorAm Drilling AS	(13)	—	—
Flex LNG Management Ltd	—	3	—

* During the year ended December 31, 2021, a credit note of $0.3 million was received in relation to 2020 fees paid.
Dividends and interest income received from shares held in and secured notes issued by related parties:

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Dividends received
NorAm Drilling	1,246	128	—
Interest income received
NorAm Drilling	—	463	443

Interest income on related party loans	Interest income received on the loans to associated companies is as follows:

	Year ended December 31,
(in millions of $)	2023	2022	2021
River Box	4.6	4.6	4.6
SFL Hercules	—	—	2.4